CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit for the period	¥ 1,829	¥ 1,914
Other comprehensive income, net of tax:
Fair value changes on financial assets at fair value through other comprehensive income	3,428	944
Currency translation differences	216	38
Share of other comprehensive loss of associates	1	(2)
Total comprehensive income for the period	5,474	2,894
Attributable to:
Equity holders of the Company	5,471	2,894
Non-controlling interests	3	0
Total comprehensive income for the period	¥ 5,474	¥ 2,894